Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Convertible Notes Payable

Convertible notes payable consists of the following:

	September 30, 2019	December 31, 2018

Convertible notes payable
1) Originated in October 2014	$-	$75,000
2) Originated in September 2017	1,083,500	985,000
3) Originated in October 2018	242,000	220,000
4) Originated in October 2018	121,000	110,000
5) Originated in April 2019	600,000	-
6) Originated in June 2019	63,000	-
	2,109,500	1,390,000
Debt discount and debt issuance cost	(798,208)	(1,070,523)
	1,311,292	319,477
Less current portion of convertible notes payable	1,311,292	161,227
Long-term convertible notes payable	$-	$158,250

Convertible notes payable consists of the following

	2018	2017

Convertible notes payable
1) Originated in October 2014	$75,000	$125,000
2) Originated in September 2017	985,000	-
3) Originated in October 2018	110,000	-
4) Originated in October 2018	220,000	-
	1,390,000	125,000
Debt discount and debt issuance cost	(1,070,523)	-
	319,477	125,000
Less current portion of convertible notes payable	161,227	125,000
Long-term convertible notes payable	$158,250	$-

Blue Citi LLC [Member]
Schedule of Value of the Conversion Feature Using the Binomial Valuation Model

The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	15-18 months
Expected stock price volatility	291-355%
Weighted-average risk-free interest rate	2.63-2.86%
Expected dividend	$0.00

SMEA2Z, LLC [Member]
Schedule of Value of the Conversion Feature Using the Binomial Valuation Model

The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	7-9 months
Expected stock price volatility	164-211%
Weighted-average risk-free interest rate	2.56-2.58%
Expected dividend	$0.00

AFT Funding Group, LLC [Member]
Schedule of Value of the Conversion Feature Using the Binomial Valuation Model

The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	7-9 months
Expected stock price volatility	167-214%
Weighted-average risk-free interest rate	2.56%
Expected dividend	$0.00